Note 6 - Loans, Net of Allowance for Credit Losses - Portfolio Analysis (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Statement Line Items [Line Items]
Point-of-sale loans and leases receivable purchase program	$ 4,217,642	$ 3,832,236
Accrued interest	21,777	20,681
Total loans, net of allowance for credit losses	4,236,116	3,850,404
Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(3,303)	(2,513)
Point of sale loans and leases [member]
Statement Line Items [Line Items]
Point-of-sale loans and leases receivable purchase program	3,307,328	2,879,320
Point of sale loans and leases [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(783)	(100)	$ (545)
Commercial real estate mortgages [member]
Statement Line Items [Line Items]
Point-of-sale loans and leases receivable purchase program	779,691	889,069
Commercial real estate mortgages [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(1,398)	(2,222)	(1,287)
Commercial real estate loans [member]
Statement Line Items [Line Items]
Point-of-sale loans and leases receivable purchase program	8,302	8,793
Commercial real estate loans [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	(44)	(42)	(54)
Public sector and other financing [member]
Statement Line Items [Line Items]
Point-of-sale loans and leases receivable purchase program	122,321	55,054
Public sector and other financing [member] | Provision for credit commitments [member]
Statement Line Items [Line Items]
Allowance for credit losses	$ (1,078)	$ (149)	$ (18)